UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009v2

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550

         Chicago, IL  60601

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glen Kleczka     Chicago, IL     October 29, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     53

Form13F Information Table Value Total:     $256,274 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206     4307   613548          SOLE                   295096        0   318452
ANNALY CAP MGMT INC            COM              035710409    12732   701894          SOLE                   338240        0   363654
ARES CAP CORP                  COM              04010L103     4642   421205          SOLE                   202580        0   218625
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     3815   300897          SOLE                   144710        0   156187
AVISTA CORP                    COM              05379B107     6048   299124          SOLE                   143870        0   155254
AVNET INC                      COM              053807103     3674   141470          SOLE                    68150        0    73320
BE AEROSPACE INC               COM              073302101     4543   225551          SOLE                   111735        0   113816
BIO RAD LABS INC               CL A             090572207     5459    59410          SOLE                    28530        0    30880
BRINKER INTL INC               COM              109641100     3380   214856          SOLE                   103692        0   111164
BRONCO DRILLING CO INC         COM              112211107     2853   435577          SOLE                   209907        0   225670
BROOKS AUTOMATION INC          COM              114340102     3190   412731          SOLE                   198480        0   214251
CEDAR SHOPPING CTRS INC        COM NEW          150602209     2040   316256          SOLE                   153490        0   162766
CHRISTOPHER & BANKS CORP       COM              171046105     3991   589548          SOLE                   283494        0   306054
CMS ENERGY CORP                COM              125896100     4680   349290          SOLE                   168180        0   181110
COLUMBUS MCKINNON CORP N Y     COM              199333105     1820   120160          SOLE                    57780        0    62380
CROWN HOLDINGS INC             COM              228368106    13090   481243          SOLE                   232000        0   249243
CSG SYS INTL INC               COM              126349109     5109   319130          SOLE                   153480        0   165650
DEAN FOODS CO NEW              COM              242370104     4620   259710          SOLE                   125250        0   134460
DIANA SHIPPING INC             COM              Y2066G104     4891   376210          SOLE                   181420        0   194790
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     4265   116937          SOLE                    56100        0    60837
ENPRO INDS INC                 COM              29355X107     5237   229100          SOLE                   110280        0   118820
FLEXTRONICS INTL LTD           ORD              Y2573F102     8739  1169847          SOLE                   562596        0   607251
FOREST OIL CORP                COM PAR $0.01    346091705     3810   194705          SOLE                    93700        0   101005
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     3685   162965          SOLE                    78596        0    84369
GIBRALTAR INDS INC             COM              374689107     1270    95740          SOLE                    46240        0    49500
HAIN CELESTIAL GROUP INC       COM              405217100     4200   219110          SOLE                   105390        0   113720
KELLY SVCS INC                 CL A             488152208     3715   302045          SOLE                   145240        0   156805
LIFEPOINT HOSPITALS INC        COM              53219L109     3356   124010          SOLE                    59610        0    64400
LITTELFUSE INC                 COM              537008104     5851   222971          SOLE                   107230        0   115741
MAIDENFORM BRANDS INC          COM              560305104     4488   279470          SOLE                   134420        0   145050
MARINER ENERGY INC             COM              56845T305     1658   116919          SOLE                    55720        0    61199
MEADOWBROOK INS GROUP INC      COM              58319P108     6451   871798          SOLE                   419330        0   452468
MEADWESTVACO CORP              COM              583334107     3762   168640          SOLE                    81338        0    87302
MEREDITH CORP                  COM              589433101     2792    93247          SOLE                    44853        0    48394
MFA FINANCIAL INC              COM              55272X102    10193  1280522          SOLE                   617880        0   662642
NATIONAL PENN BANCSHARES INC   COM              637138108     2478   405558          SOLE                   195430        0   210128
NEWELL RUBBERMAID INC          COM              651229106     5816   370704          SOLE                   178348        0   192356
OMNICARE INC                   COM              681904108     4615   204920          SOLE                    98840        0   106080
OWENS ILL INC                  COM NEW          690768403    10790   292412          SOLE                   141080        0   151332
PARAGON SHIPPING INC           CL A             69913R309     2440   575370          SOLE                   277460        0   297910
PATTERSON UTI ENERGY INC       COM              703481101     2214   146600          SOLE                    70510        0    76090
PEROT SYS CORP                 CL A             714265105    11702   394002          SOLE                   189480        0   204522
PHARMACEUTICAL PROD DEV INC    COM              717124101     4244   193450          SOLE                    92950        0   100500
PORTLAND GEN ELEC CO           COM NEW          736508847     4440   225140          SOLE                   108220        0   116920
SAKS INC                       COM              79377W108     1117   163856          SOLE                    79126        0    84730
SCHOLASTIC CORP                COM              807066105     2332    95810          SOLE                    46080        0    49730
SEAGATE TECHNOLOGY             SHS              G7945J104     9054   595298          SOLE                   286324        0   308974
SHAW GROUP INC                 COM              820280105     6120   190710          SOLE                    91720        0    98990
SKECHERS U S A INC             CL A             830566105     4904   286134          SOLE                   137690        0   148444
SMUCKER J M CO                 COM NEW          832696405     3684    69500          SOLE                    33520        0    35980
SPARTECH CORP                  COM NEW          847220209      981    91076          SOLE                    44150        0    46926
STAGE STORES INC               COM NEW          85254C305     3483   268722          SOLE                   129690        0   139032
TECH DATA CORP                 COM              878237106     7504   180336          SOLE                    86790        0    93546